Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 105,526	$ 92,104
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 63,754	$ 75,283
Long-lived assets (as a percent)	60.40%	81.70%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 24,950	$ 6,141
Long-lived assets (as a percent)	23.60%	6.70%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 16,822	$ 10,680
Long-lived assets (as a percent)	15.90%	11.60%